UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.
February 29, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.1%	Rate (%)		Date	Amount ($)	Value ($)

New Jersey--96.5%
Atlantic City Board of Education,
GO Notes, Refunding (Insured;
FSA)		5.50	12/1/08	1,250,000	1,280,114
BB&T Municipal Trust
(New Jersey Turnpike
Authority, Turnpike Revenue)
(Insured; AMBAC and Liquidity
Facility; Branch Banking and
Trust Co.)		3.24	3/7/08	22,330,000 a,b	22,330,000
Bergen County Improvement
Authority, County-Guaranteed
Shared DPW Facility Lease
Revenue Project Notes		4.25	4/30/08	2,500,000	2,502,012
Bergen County Improvement
Authority, MFHR (Kentshire
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)		2.90	3/7/08	21,000,000 a	21,000,000
Burlington Township Board of
Education, GO Notes, Refunding		5.00	1/15/09	775,000	797,801
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)		3.25	3/7/08	8,000,000 a	8,000,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; Merrill Lynch)		5.36	3/7/08	8,970,000 a,b	8,970,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank N.A.)		3.21	3/7/08	2,000,000 a	2,000,000
Deptford Township,
GO Notes, BAN		3.70	11/19/08	1,174,200	1,175,825
East Amwell Township,
GO Notes, BAN		4.00	5/22/08	1,000,000	1,000,538
East Brunswick Township,
GO Notes, BAN		4.00	10/10/08	2,337,500	2,343,411
Egg Harbor Township Board of
Education, GO Notes (Insured;
MBIA)		3.50	4/1/08	100,000	100,000
Essex County,
GO Notes, Refunding (Insured;
FSA)		5.00	6/1/08	1,000,000	1,007,716
Essex County Improvement

Authority, Revenue (The
Children's Institute Project)
(LOC; Wachovia Bank)	3.38	3/7/08	1,690,000 a	1,690,000
Essex Fells,
GO Notes, BAN	3.75	4/11/08	1,752,500	1,752,788
Franklin Lakes,
GO Notes	3.63	3/1/09	500,000 c	505,350
Haddonfield,
GO Notes, BAN	4.00	7/24/08	1,508,000	1,509,147
Harding Township,
GO Notes, BAN	2.50	2/20/09	2,093,000	2,119,547
Irvington Township,
GO Notes, BAN	4.25	3/14/08	1,388,700	1,388,937
Jersey City,
GO Notes, Refunding	5.20	10/1/08	1,565,000	1,583,330
Lower Municipal Township Utilities
Authority, Revenue (Project
Notes)	2.50	2/27/09	3,500,000	3,517,009
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)	3.38	3/7/08	820,000 a	820,000
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/08	1,000,000	1,003,506
New Jersey,
GO Notes	5.00	2/1/09	1,000,000 d	1,024,842
New Jersey,
GO Notes, Refunding	5.00	7/15/08	1,700,000	1,723,168
New Jersey,
GO Notes, Refunding	5.00	7/15/08	2,360,000	2,386,452
New Jersey Economic Development
Authority, EDR (Hathaway
Associates LLC Project) (LOC;
Wachovia Bank)	3.43	3/7/08	1,940,000 a	1,940,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	3.43	3/7/08	815,000 a	815,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	3.31	3/7/08	1,300,000 a	1,300,000
New Jersey Economic Development
Authority, EDR (Republic
Services Inc. Project) (LOC;
Bank of America)	3.00	3/7/08	2,095,000 a	2,095,000
New Jersey Economic Development
Authority, EDR (Saint Peters
Preparatory School) (LOC;
Wachovia Bank)	3.38	3/7/08	490,000 a	490,000
New Jersey Economic Development
Authority, EDR (Services for
Children with Hidden
Intelligence, Inc. Project)

(LOC; Fulton Bank)	3.26	3/7/08	4,000,000 a	4,000,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus Project) (LOC; Valley
National Bank)	3.21	3/7/08	2,800,000 a	2,800,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
N.A.)	3.06	3/7/08	1,835,000 a	1,835,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	3.43	3/7/08	2,000,000 a	2,000,000
New Jersey Economic Development
Authority, EDR, Refunding (R.
Realty Company Project) (LOC;
Wachovia Bank)	3.38	3/7/08	510,000 a	510,000
New Jersey Economic Development
Authority, IDR (Advanced
Drainage Systems, Inc.
Project) (LOC; National City
Bank)	3.11	3/7/08	8,545,000 a	8,545,000
New Jersey Economic Development
Authority, LR (Somerset Hills
YMCA Project) (LOC; Commerce
Bank N.A.)	3.21	3/7/08	3,820,000 a	3,820,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	3.43	3/7/08	2,125,000 a	2,125,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	3.38	3/7/08	365,000 a	365,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wachovia Bank)	3.38	3/7/08	3,415,000 a	3,415,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	3.38	3/7/08	2,215,000 a	2,215,000
New Jersey Economic Development
Authority, Revenue (Four
Woodbury Mews Project) (LOC;
Bank of America)	2.48	3/7/08	11,600,000 a	11,600,000
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank)	3.43	3/7/08	4,140,000 a	4,140,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng

Leasing Partnership) (LOC;
Wachovia Bank)	3.38	3/7/08	930,000 a	930,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	3.43	3/7/08	2,370,000 a	2,370,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC;
Wachovia Bank)	3.38	3/7/08	1,815,000 a	1,815,000
New Jersey Economic Development
Authority, Revenue (Research
and Manufacturing Corporation
of America Project) (LOC;
Wachovia Bank)	3.43	3/7/08	3,515,000 a	3,515,000
New Jersey Economic Development
Authority, Revenue (Rose Hill
Associates Project) (LOC;
Commerce Bank N.A.)	3.31	3/7/08	5,955,000 a	5,955,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	4.00	3/7/08	5,260,000 a	5,260,000
New Jersey Economic Development
Authority, Revenue (Three
Woodbury Mews Project) (LOC;
Bank of America)	2.48	3/7/08	9,525,000 a	9,525,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC;
Wachovia Bank)	3.38	3/7/08	1,290,000 a	1,290,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	3.43	3/7/08	4,595,000 a	4,595,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/08	1,100,000	1,106,289
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Bank of
America)	3.36	3/7/08	7,000,000 a,b	7,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Citibank
NA)	3.18	3/7/08	12,000,000 a,b	12,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Putters
Program) (Insured; FSA and

Liquidity Facility; JPMorgan
Chase Bank)	3.41	3/7/08	3,395,000 a,b	3,395,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	3.02	3/7/08	33,900,000 a	33,900,000
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/08	1,900,000	1,918,710
New Jersey Educational Facilities
Authority, Revenue (College of
New Jersey Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of Nova Scotia)	7.28	3/7/08	38,000,000 a	38,000,000
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services,
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/08	1,000,000	1,015,254
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Wayne
Hospital, Inc.) (LOC; Valley
National Bank)	3.36	3/7/08	4,900,000 a	4,900,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Somerset Medical Center
Issue) (LOC; Morgan Stanley
Bank)	3.31	3/7/08	26,145,000 a,b	26,145,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Kennedy Health
System Obligated Group Issue)
(Insured; MBIA)	5.75	7/1/08	1,135,000	1,143,156
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FSA and
Liquidity Facility; Lloyds TBS
Bank PLC)	3.15	3/7/08	5,000,000 a	5,000,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; MBIA and
Liquidity Facility; Lloyds TSB
Bank PLC)	8.00	3/7/08	15,000,000 a	15,000,000
New Jersey Housing and Mortgage
Finance Agency, Revenue
(Merlots Program) (Insured;
MBIA and Liquidity Facility;
Wachovia Bank)	3.45	3/7/08	350,000 a,b	350,000
New Jersey Sports and Exposition
Authority, State Contract
Bonds (Insured; MBIA and

Liquidity Facility; Credit
Suisse Group)	3.94	3/7/08	30,375,000 a	30,375,000
New Jersey Transportation Trust
Fund Authority (Putters
Program) (Transportation
System) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	3.41	3/7/08	1,500,000 a,b	1,500,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/08	7,800,000 d	7,864,771
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/08	1,000,000	1,017,357
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; FSA and
Liquidity Facility; Morgan
Stanley Bank)	3.19	3/7/08	4,903,500 a,b	4,903,500
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Morgan
Stanley Bank)	3.19	3/7/08	10,220,000 a,b	10,220,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.50	1/1/09	2,000,000	2,039,908
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured; FGIC
and Liquidity Facility; Dexia
Credit Locale)	3.20	3/7/08	2,700,000 a,b	2,700,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
141st Series) (Insured; CIFG
and Liquidity Facility; Wells
Fargo Bank)	3.29	3/7/08	7,000,000 a,b	7,000,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
143rd Series) (Liquidity
Facility; Morgan Stanley Bank)	3.17	3/7/08	7,875,000 a,b	7,875,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC
and Liquidity Facility;
Bayerische Landesbank)	3.28	3/7/08	4,500,000 a,b	4,500,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
148th Series) (Insured; FSA
and Liquidity Facility; Morgan
Stanley Bank)	3.19	3/7/08	10,340,000 a,b	10,340,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.21	3/4/08	7,300,000	7,300,000
Port Authority of New York and New

Jersey, Equipment Notes	3.22	3/7/08	1,255,000 a	1,255,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	4.95	3/7/08	2,385,000 a,b	2,385,000
Port Authority of New York and New
Jersey, Transit Revenue
(Putters Program) (Insured;
CIFG and Liquidity Facility;
JPMorgan Chase Bank)	3.51	3/7/08	1,745,000 a,b	1,745,000
Puttable Floating Option Tax
Exempt Receipts (Tobacco
Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility; Merrill Lynch
Capital Services)	3.41	3/7/08	2,730,000 a,b	2,730,000
Puttable Floating Option Tax
Exempt Receipts (Tobacco
Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.41	3/7/08	4,225,000 a,b	4,225,000
Puttable Floating Option Tax
Exempt Receipts (Tobacco
Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.41	3/7/08	2,345,000 a,b	2,345,000
South Brunswick Township,
Notes	2.00	2/19/09	4,050,000	4,071,271
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.41	3/7/08	9,290,000 a,b	9,290,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services)	3.26	3/7/08	435,000 a,b	435,000
Toms River,
Special Emergency Notes	4.25	8/29/08	2,000,000	2,004,661

Union County,
GO Notes (County
Vocatonal-Technical Institute)	3.25	2/15/09	1,100,000	1,111,933
Union County,
GO Notes (General Improvement
and County College)	3.25	2/15/09	700,000	707,594
Voorhees Township,
GO Notes, BAN	4.00	7/18/08	1,717,000	1,718,255
Washington Township,
GO Notes, BAN	4.00	6/11/08	2,900,000	2,901,945
Wayne Township,
GO Notes, BAN	3.50	9/19/08	1,035,000	1,037,785
West Windsor Township,
GO Notes, BAN	2.00	2/20/09	1,504,000	1,515,119
Westfield,
GO Notes, BAN	3.50	4/10/08	1,000,000	1,000,541
Wildwood Crest,
GO Notes, BAN	4.00	3/7/08	1,405,000	1,405,055
Winslow Township,
GO Notes, BAN	3.50	3/26/08	2,522,250	2,523,019

U.S. Related--4.6%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.22	3/7/08	9,000,000 a,b	9,000,000
Puerto Rico Government Development
Bank, Senior Notes (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.76	3/7/08	1,500,000 a,b	1,500,000
Puerto Rico Housing Finance
Corporation, Home Mortgage
Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.51	3/7/08	5,870,000 a,b	5,870,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	3.21	3/7/08	6,300,000 a	6,300,000

Total Investments (cost $498,382,616)			101.1%	498,382,616
Liabilities, Less Cash and Receivables			(1.1%)	(5,611,094)
Net Assets			100.0%	492,771,522

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $168,753,500 or 34.2% of net assets.
c	Purchased on a delayed delivery basis.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	498,382,616		0

Level 3 - Significant Unobservable Inputs	0		0

Total	498,382,616		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

Date: April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: April 22, 2008

Date: April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)